Commitments and Contingencies (Schedule of Commitments Under Certain Operating Leases) (Details)	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Abstract]
2015	$ 178,268
2016	125,412
2017	125,412
2018	20,902
Total	$ 449,994